CASH AT BANK (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Mar. 27, 2019
Bank Deposits	$ 6,787,535	$ 6,591,128	$ 221,511	$ 0
Singapore [Member]
Bank Deposits	163,985	1,591,114
China [Member]
Bank Deposits	$ 6,623,550	$ 5,000,014